Consolidated Statements of Changes in Equity	Share capital MYR (RM)	Capital contribution MYR (RM)	Exchange translation reserve MYR (RM)	Retained earnings MYR (RM)	Total attributable to owners the Company MYR (RM)	Non- controlling interests MYR (RM)	MYR (RM)	USD ($)
Balance at Jun. 30, 2021	RM 4	RM 55,136,000		RM 25,121,921	RM 80,257,925	RM 3,719,462	RM 83,977,387
Profit/(loss) for the financial year				73,582,501	73,582,501	(199,479)	73,383,022
Gain (loss) on foreign currency translations			(6)		(6)		(6)
Total and other comprehensive income/(loss)			(6)	73,582,501	73,582,495	(199,479)	73,383,016
Transaction with Owners
Capital contribution		137,039,283			137,039,283		137,039,283
Acquisition of subsidiaries						139,960	139,960
Effects of accretion of interests in subsidiaries				3,582,228	3,582,228	(3,631,729)	(49,501)
Effects of dilution of interests in a subsidiary				(313,728)	(313,728)	313,728
Issuance of shares	4,412				4,412		4,412
Merger reserve from common control				(10)	(10)		(10)
Irredeemable convertible preference shares contributed by non-controlling interest of subsidiaries						400	400
Ordinary shares contributed by non-controlling interests of subsidiaries						1	1
Total transactions with Owners	4,412	137,039,283		3,268,490	140,312,185	(3,177,640)	137,134,545
Balance at Jun. 30, 2022	4,416	192,175,283	(6)	101,972,912	294,152,605	342,343	294,494,948
Profit/(loss) for the financial year				25,834,757	25,834,757	1,702,468	27,537,225
Gain (loss) on foreign currency translations			1,100,195		1,100,195		1,100,195
Total and other comprehensive income/(loss)			1,100,195	25,834,757	26,934,952	1,702,468	28,637,420
Transaction with Owners
Reclassification of capital contribution to liabilities		(27,600,000)			(27,600,000)		(27,600,000)
Effects of accretion of interests in subsidiaries				1,951,653	1,951,653	(1,951,653)
Issuance of shares	23,304,379				23,304,379		23,304,379
Merger reserve from common control				10	10		10
Non-convertible redeemable preference shares contributed by non-controlling interest of a subsidiary						1,000	1,000
Total transaction with Owners	23,304,379	(27,600,000)		1,951,663	(2,343,958)	(1,950,653)	(4,294,611)
Balance at Jun. 30, 2023	23,308,795	164,575,283	1,100,189	129,759,332	318,743,599	94,158	318,837,757
Profit/(loss) for the financial year				(54,999,680)	(54,999,680)	310,846	(54,688,834)	$ (11,581,711)
Gain (loss) on foreign currency translations			278,449		278,449		278,449	58,968
Total and other comprehensive income/(loss)			278,449	(54,999,680)	(54,721,231)	310,846	(54,410,385)
Transaction with Owners
Acquisition of equity interest in subsidiaries						(49,000)	(49,000)
Effects of accretion of interests in subsidiaries				54,293	54,293	(54,293)
Disposal of subsidiaries						(300,311)	(300,311)
Redemption of non-convertible redeemable preference shares by non-controlling interest of a subsidiary						(1,000)	(1,000)
Total transaction with Owners				54,293	54,293	(404,604)	(350,311)
Balance at Jun. 30, 2024	RM 23,308,795	RM 164,575,283	RM 1,378,638	RM 74,813,945	RM 264,076,661	RM 400	RM 264,077,061	$ 55,924,833